Discontinued Operations And Disposals - Schedule of Net Loss From Discontinued Operations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Net Loss From Discontinued Operations [Abstract]
REAL PROPERTY RENTAL REVENUE	$ 1,410,259	$ 1,333,403
REAL PROPERTY OPERATING EXPENSES	(1,050,599)	(1,065,574)
REAL PROPERTY OPERATING INCOME	359,660	267,829
OTHER OPERATING EXPENSES:
Professional fees	184,544	231,837
Compensation and related benefits	121,395	122,474
Total Other Operating Expenses	305,939	354,311
INCOME (LOSS) FROM OPERATIONS	53,721	(86,482)
OTHER (EXPENSE) INCOME
Interest expense - amortization of debt discount and debt issuance costs	(84,553)	(119,228)
Interest expense - other	(711,291)	(658,000)
Other income (expense)	20	(80)
Total Other Expense, net	(795,824)	(777,308)
LOSS BEFORE INCOME TAXES	(742,103)	(863,790)
INCOME TAXES
NET LOSS	$ (742,103)	$ (863,790)